SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 27, 2010

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $66,086

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      235     2974 SH       SOLE                     2974
ABBOTT LABORATORIES            COM              002824100     1104    23600 SH       SOLE                    23600
ALCOA INC.                     COM              013817101      121    12000 SH       SOLE                    12000
ALLOY INC.                     COM              019855303      322    34292 SH       SOLE                    34292
ALTRIA GROUP, INC.             COM              02209s103      347    17325 SH       SOLE                    17325
AMDOCS LTD                     COM              G02602103      964    35900 SH       SOLE                    35900
AMGEN, INC.                    COM              031162100      416     7900 SH       SOLE                     7900
AT&T INC                       COM              00206R102     7730   319546 SH       SOLE                   319546
BANK OF AMERICA CORP           COM              060505104      235    16378 SH       SOLE                    16378
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1768    22188 SH       SOLE                    22188
BRISTOL-MYERS SQUIBB CO.       COM              110122108      552    22150 SH       SOLE                    22150
CAREGUIDE INC.                 COM              14171a200        5   167000 SH       SOLE                   167000
CARLISLE COMPANIES             COM              142339100     7572   209586 SH       SOLE                   209586
CHEVRONTEXACO CORP             COM              166764100      343     5053 SH       SOLE                     5053
CISCO SYSTEMS                  COM              17275R102      485    22740 SH       SOLE                    22740
COCA COLA COMPANY              COM              191216100      599    11954 SH       SOLE                    11954
CONOCOPHILLIPS                 COM              20825c104     1989    40519 SH       SOLE                    40519
CVS CAREMARK CORP.             COM              126650100      690    23538 SH       SOLE                    23538
DELIA*S INC                    COM              246911101       55    37607 SH       SOLE                    37607
DUKE ENERGY CORP               COM              26441c105      481    30090 SH       SOLE                    30090
EMC CORP MASS                  COM              268648102     1208    66030 SH       SOLE                    66030
EXXON MOBIL CORP               COM              30231g102     2511    43998 SH       SOLE                    43998
FIRST BANCORP INC.             COM              31866p102      385    29315 SH       SOLE                    29315
GENERAL ELECTRIC               COM              369604103     3061   212309 SH       SOLE                   212309
GENERAL MILLS INC              COM              370334104      579    16300 SH       SOLE                    16300
GENZYME CORP GENERAL DIVISION  COM              372917104      266     5233 SH       SOLE                     5233
GOLDMAN SACHS                  COM              38141g104      315     2401 SH       SOLE                     2401
GOOGLE INC-CL A                COM              38259p508      202      453 SH       SOLE                      453
GRAFTECH INTERNATIONAL LTD     COM              384313102      175    12000 SH       SOLE                    12000
H.J. HEINZ & CO                COM              423074103      578    13383 SH       SOLE                    13383
IMMUNOMEDICS INC.              COM              452907108       62    20000 SH       SOLE                    20000
INDEPENDENT BANK CORP MA       COM              453836108     1327    53755 SH       SOLE                    53755
INTEL CORP                     COM              458140100      813    41802 SH       SOLE                    41802
INTERNATIONAL BUSINESS MACHINE COM              459200101     1601    12967 SH       SOLE                    12967
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      294     3495 SH       SOLE                     3495
ISHARES TR S & P 100 INDEX FD  COM              464287101      294     6263 SH       SOLE                     6263
JOHNSON & JOHNSON              COM              478160104     5254    88961 SH       SOLE                    88961
KINDER MORGAN ENERGY PARTNERS  COM              494550106      501     7700 SH       SOLE                     7700
LAKELAND BANCORP INC           COM              511637100      298    35000 SH       SOLE                    35000
MERCK & COMPANY                COM              58933Y105     2108    60267 SH       SOLE                    60267
MICROSOFT                      COM              594918104     2075    90160 SH       SOLE                    90160
NUCOR CORP                     COM              670346105      235     6152 SH       SOLE                     6152
PEPSICO                        COM              713448108     2060    33806 SH       SOLE                    33806
PFIZER                         COM              717081103     3543   248443 SH       SOLE                   248443
PHARMATHENE INC                COM              71714g102      116    72500 SH       SOLE                    72500
PHILIP MORRIS INTERNATIONAL    COM              718172109      545    11900 SH       SOLE                    11900
PNC BANK                       COM              693475105      339     6000 SH       SOLE                     6000
PROCTER & GAMBLE               COM              742718109     1948    32471 SH       SOLE                    32471
RADNET INC                     COM              750491102      118    50000 SH       SOLE                    50000
SCHLUMBERGER LTD               COM              806857108      215     3882 SH       SOLE                     3882
SOUTHERN CO COM                COM              842587107      286     8608 SH       SOLE                     8608
SPDR S&P 500 ETF TRUST         COM              78462f103      449     4353 SH       SOLE                     4353
US BANCORP                     COM              902973304      304    13587 SH       SOLE                    13587
VALLEY NATIONAL BANCORP        COM              919794107      300    22050 SH       SOLE                    22050
VERIZON COMMUNICATIONS         COM              92343v104     5377   191908 SH       SOLE                   191908
VANGUARD INDEX EXTENDED MARKET                  922908207      329 10248.3940SH      SOLE               10248.3940